ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	¥ 6,742	$ 978	¥ 7,731
Other accrued expenses	53,060	7,693	52,478
Other tax payables	7,955	1,153	9,154
Accrued expenses and other current liabilities	¥ 67,757	$ 9,824	¥ 69,363